Revenue, operating profit and segment analysis - Summary of analysis by business segment expenditure (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	£ 132	£ 394	£ 287
Capital expenditure additions	477	439	339
Amortisation of acquired intangible assets	280	296	298
Total depreciation and other amortisation	514	491	487
Risk
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	79	155	208
Capital expenditure additions	139	122	83
Amortisation of acquired intangible assets	194	204	186
Total depreciation and other amortisation	92	94	93
Scientific, technical & medical
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	3	206	58
Capital expenditure additions	108	103	87
Amortisation of acquired intangible assets	59	60	63
Total depreciation and other amortisation	136	119	144
Legal
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	42	33	12
Capital expenditure additions	193	186	145
Amortisation of acquired intangible assets	11	12	27
Total depreciation and other amortisation	247	229	220
Exhibitions
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	8		9
Capital expenditure additions	37	28	24
Amortisation of acquired intangible assets	16	20	22
Total depreciation and other amortisation	£ 39	£ 49	£ 30